INTANGIBLE ASSETS - Goodwill by cash generating units (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill	$ 58,855,290	$ 58,855,290
Supervielle Seguros S.A. [member]
Goodwill
Goodwill	193,126	193,126
Banco Regional de Cuyo S.A. [member]
Goodwill
Goodwill	1,012,562	1,012,562
Invertir Online.Com Argentina S.A.U. [member]
Goodwill
Goodwill	36,807,726	36,807,726
Micro Lending S.A.U.
Goodwill
Goodwill	20,270,772	20,270,772
Supervielle Agente de Negoacin S.A.U. [member]
Goodwill
Goodwill	102,225	102,225
Others [member]
Goodwill
Goodwill	$ 468,879	$ 468,879